Note 5 - Related Party Transactions - Due To Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due to related parties	$ 210	$ 432
Dr. Lan Huang [Member]
Due to related parties	210	386
Wanchun Biotech1 [Member]
Due to related parties		$ 46